Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, asset	$ (8,438)	$ (8,012)		$ (430)
Deferred tax, liability	2,856	1,714		$ 145
Deferred income tax related to consolidated statement of financial position	(5,582)	(6,298)	$ (4,776)		$ (2,975)
Deferred income tax related to consolidated statement of income	497	(1,924)	(4,646)
Allowance for doubtful accounts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(33)	(119)
Deferred income tax related to consolidated statement of income	76	16	(8)
Inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(32)	(4)
Deferred income tax related to consolidated statement of income	(33)	(60)	(163)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	3	17
Deferred income tax related to consolidated statement of income	(19)	5	(71)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,051)	(244)
Deferred income tax related to consolidated statement of income	(392)	(1,783)	1,439
Other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	38	(569)
Deferred income tax related to consolidated statement of income	74	(166)	167
Finite useful lived intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	225	820
Deferred income tax related to consolidated statement of income	182	761	(289)
Indefinite lived intangible assets 1 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	1,081	2,143
Deferred income tax related to consolidated statement of income	31	743	5,280
Post employment and other long term employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(457)	(474)
Deferred income tax related to consolidated statement of income	(114)	(56)	(1)
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	3	42
Deferred income tax related to consolidated statement of income	(39)	(44)	62
Contingencies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(2,209)	(2,629)
Deferred income tax related to consolidated statement of income	1,146	(886)	(96)
Employee profit sharing payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(184)	(159)
Deferred income tax related to consolidated statement of income		6	(14)
Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(8,358)	(8,088)
Deferred income tax related to consolidated statement of income	(1,082)	(13)	(1,834)
Tax credits to recover [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,855)	(2,308)
Deferred income tax related to consolidated statement of income	(109)	(1,159)	(1,150)
Accumulated other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(184)	(141)
Deferred income tax related to consolidated statement of income	(54)	(224)
Liabilities of amortization of goodwill of business acquisition [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	7,299	5,527
Deferred income tax related to consolidated statement of income	1,125	(554)	(1,876)
Other Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	132	(112)
Deferred income tax related to consolidated statement of income	$ (295)	$ 1,490	$ (6,092)